Consolidated Income Statements $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares
Condensed Income Statements, Captions [Line Items]
Net sales			$ 193,899	$ 181,520	$ 192,342
Other operating revenues			905	2,095	2,129
Total revenues			194,804	183,615	194,471
Cost of goods sold			106,206	100,804	106,964
Gross profit			88,598	82,811	87,507
Administrative expenses			9,012	7,891	8,427
Selling expenses			51,708	48,553	52,110
Other income			1,502	1,494	1,890
Other expenses			2,309	5,105	4,380
Interest expense			6,192	7,894	6,904
Interest income			932	1,047	1,230
Foreign exchange income (loss), net			227	4	(330)
Gain on monetary position for subsidiaries in hyperinflationary economies			734	376	221
Market value gain (loss) on financial instruments			80	(212)	(288)
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method			22,852	16,077	18,409
Income taxes			6,609	5,428	5,648
Share in the profit (loss) of equity accounted investees, net of taxes			88	(281)	(131)
Consolidated net income			16,331	10,368	12,630
Attributable to:
Equity holders of the parent			15,708	10,307	12,101
Non-controlling interest			623	61	529
Consolidated net income			$ 16,331	$ 10,368	$ 12,630
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Basic controlling interest net income (loss) from continuing operations | $ / shares			$ 0.93	$ 0.61	$ 0.72
Diluted controlling interest net income (loss) from continuing operations | $ / shares			$ 0.93	$ 0.61	$ 0.72
Currency in which supplementary information is displayed [member]
Condensed Income Statements, Captions [Line Items]
Net sales	[1]	$ 9,452
Other operating revenues	[1]	44
Total revenues	[1]	9,496
Cost of goods sold	[1]	5,177
Gross profit	[1]	4,319
Administrative expenses	[1]	439
Selling expenses	[1]	2,521
Other income	[1]	74
Other expenses	[1]	113
Interest expense	[1]	302
Interest income	[1]	45
Foreign exchange income (loss), net	[1]	11
Gain on monetary position for subsidiaries in hyperinflationary economies	[1]	36
Market value gain (loss) on financial instruments	[1]	4
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	[1]	1,114
Income taxes	[1]	322
Share in the profit (loss) of equity accounted investees, net of taxes	[1]	4
Consolidated net income	[1]	796
Attributable to:
Equity holders of the parent	[1]	766
Non-controlling interest	[1]	30
Consolidated net income	[1]	$ 796
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Basic controlling interest net income (loss) from continuing operations | $ / shares	[1]	$ 0.05
Diluted controlling interest net income (loss) from continuing operations | $ / shares	[1]	$ 0.05

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3